Derivative Financial Instruments - Additional Information (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 822,358,000,000	¥ 529,967,000,000
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	366,928,000,000	322,960,000,000
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions	1,585,000,000,000	1,501,000,000,000
Collateral provided to counterparties in normal course of business	1,379,000,000,000	1,102,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered	¥ 206,000,000,000	¥ 399,000,000,000